Financial Instruments (Tables)	12 Months Ended
Aug. 31, 2018
Financial Instruments [Abstract]
Financial Instruments by category
The following tables summarize financial instruments by category:

	As at August 31, 2018

	Loans and receivables		Available for sale		Other financial liabilities		Derivatives used for hedging		Total

Financial assets
Cash		$12,758	$	‒	$	‒	$	‒	$12,758
Short-term investments	$	‒		$2,282	$	‒	$	‒	$2,282
Accounts receivable		$46,955	$	‒	$	‒	$	‒	$46,955
Other assets		$352	$	‒	$	‒	$	‒	$352
Forward exchange contracts	$	‒	$	‒	$	‒		$318	$318
Financial liabilities
Bank loan	$	‒	$	‒		$10,692	$	‒	$10,692
Accounts payable and accrued liabilities	$	‒	$	‒		$47,308	$	‒	$47,308
Other liabilities	$	‒	$	‒		$3,197	$	‒	$3,197
Long-term debt	$	‒	$	‒		$8,828	$	‒	$8,828
Forward exchange contracts	$	‒	$	‒	$	‒		$807	$807

	As at August 31, 2017

	Loans and receivables		Available for sale		Other financial liabilities		Financial liabilities at fair value through profit or loss		Derivatives used for hedging		Total

Financial assets
Cash		$38,435	$	‒	$	‒	$	‒	$	‒	$38,435
Short-term investments	$	‒		$775	$	‒	$	‒	$	‒	$775
Accounts receivable		$43,340	$	‒	$	‒	$	‒	$	‒	$43,340
Other assets		$36	$	‒	$	‒	$	‒	$	‒	$36
Forward exchange contracts	$	‒	$	‒	$	‒	$	‒		$2,258	$2,258
Financial liabilities
Accounts payable and accrued liabilities	$	‒	$	‒		$36,776	$	‒	$	‒	$36,776
Contingent liability	$	‒	$	‒	$	‒		$1,092	$	‒	$1,092

Fair value of derivative and non-derivative financial assets and liabilities measured at fair value by level of hierarchy
The fair value of derivative and non-derivative financial assets and liabilities measured at fair value by level of hierarchy is as follows:

	As at August 31, 2018						As at August 31, 2017
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
Financial assets
Short-term investments		$2,282	$	‒	$	‒		$775	$	‒	$	‒
Forward exchange contracts	$	‒		$318	$	‒	$	‒		$2,258	$	‒

Financial liabilities
Forward exchange contracts	$	‒		$807	$	‒	$	‒	$	‒	$	‒
Contingent liability	$	‒	$	‒	$	‒	$	‒	$	‒		$1,092

Summary of currency risk contracts held at various forward rates
As at August 31, 2017 and 2018, the company held contracts to sell US dollars for Canadian dollars and Indian rupees at various forward rates, which are summarized as follows:

US dollars – Canadian dollars

Expiry dates	Contractual amounts	Weighted average contractual forward rates

As at August 31, 2017
September 2017 to August 2018	$18,300	1.3407
September 2018 to August 2019	10,900	1.3426
Total	$29,200	1.3414

As at August 31, 2018
September 2018 to August 2019	$26,400	1.3029
September 2019 to August 2020	15,700	1.2756
September 2020 to May 2021	3,700	1.2703
Total	$45,800	1.2909

US dollars – Indian rupees

Expiry dates	Contractual amounts	Weighted average contractual forward rates

As at August 31, 2017
September 2017 to August 2018	$3,400	69.49
September 2018 to February 2019	1,600	67.26
Total	$5,000	68.78

As at August 31, 2018
September 2018 to May 2019	$4,600	67.68

Recorded sales foreign exchange gains (losses) on forward exchange contracts
For the years ended August 31, 2016, 2017 and 2018, the company recorded within its sales the following foreign exchange gains (losses) on forward exchange contracts:

	Years ended August 31,
	2018	2017	2016

Gains (losses) on forward exchange contracts	$876	$(468)	$(2,651)

Significant derivative and non-derivative financial assets and liabilities subject to currency risk
The following table summarizes significant derivative and non-derivative financial assets and liabilities that are subject to currency risk as at August 31, 2017 and 2018 and for which such risk is charged to earnings:

	As at August 31,
	2018		2017

	Carrying/nominal amount (in thousands of US dollars)	Carrying/nominal amount (in thousands of euros)	Carrying/nominal amount (in thousands of US dollars)	Carrying/nominal amount (in thousands of euros)

Financial assets
Cash	$2,790	€3,352	$20,120	€6,235
Accounts receivable	30,306	3,787	28,420	6,164
	33,096	7,139	48,540	12,399
Financial liabilities
Accounts payable and accrued liabilities	20,214	5,107	12,447	2,725
Forward exchange contracts (nominal value)	5,000	‒	3,600	‒
	25,214	5,107	16,047	2,725
Net exposure	$7,882	€2,032	$32,493	€9,674

Schedule of short-term investments
Short-term investments consist of the following:

	As at August 31,
	2018	2017

Term deposits denominated in Indian rupees, bearing interest at annual rates of 5.0% to 6.8% in 2018 and 4.3% to 6.9% in 2017, maturing on different dates between October 2018 and August 2019 in 2018 and October 2017 and October 2018 in 2017	$1,909	$775
Other	373	‒
	$2,282	$775

Age of trade accounts receivable
The following table summarizes the age of trade accounts receivable:

	As at August 31,
	2018	2017

Current	$34,344	$35,100
Past due, 0 to 30 days	6,011	3,049
Past due, 31 to 60 days	2,556	1,289
Past due, more than 60 days, net of allowance for doubtful accounts of $2,960 and $772 as at August 31, 2017 and 2018, respectively	4,362	1,692
	$47,273	$41,130

Changes in allowance for doubtful accounts
Changes in the allowance for doubtful accounts are as follows:

	Years ended August 31,
	2018	2017

Balance – Beginning of year	$2,960	$3,752
Addition charged to earnings	834	654
Writeoff of uncollectible accounts	(3,022)	(1,446)
Balance – End of year	$772	$2,960

Summary of contractual maturity of the company's derivative and non-derivative financial liabilities
The following tables summarize the contractual maturity of the company's derivative and non-derivative financial liabilities:

	As at August 31, 2018
	No later than one year	Later than 1 year and no later than 5 years	Later than 5 years

Bank loan	$10,692	$ ‒	$ ‒
Accounts payable and accrued liabilities	47,308	‒	‒
Forward exchange contracts
Outflow	31,000	19,400	‒
Inflow	(30,738)	(18,940)	‒
Long-term debt	2,921	5,745	162
Other liabilities	3,197	‒	‒
Total	$64,380	$6,205	$162

	As at August 31, 2017
	No later than one year	Later than 1 year and no later than 5 years

Accounts payable and accrued liabilities	$36,776	$ ‒
Contingent liability	1,092	‒
Forward exchange contracts
Outflow	21,700	12,500
Inflow	(23,265)	(13,357)
Total	$36,303	$(857)